UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc.
Address:  767 Third Avenue, 38th Floor
          New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth B. Lissak
Title: Chairman
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

 /s/ Kenneth B. Lissak         New York, New York           November 14, 2001
 ---------------------         ------------------           -----------------
      [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Two*

Form 13F Information Table Entry Total:      7

Form 13F Information Table Value Total:      $7,409,050

List of Other Included Managers:

No.            Name
---            ----
(1)       Kenneth B. Lissak
(2)       Adam D. Sender

* Messrs. Lissak and Sender are the Investment Managers of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                IN-
                                                                                VEST-
                                                                                MENT
                                                                                DIS-    OTHER
                       TITLE OF   CUSIP         MARKET   SHARES OR  SH   PUT/   CRE-    MANA-     VOTING AUTHORITY
NAME OF ISSUER          CLASS     NUMBER        VALUE     PRN AMT   PRN  CALL   TION    GERS     SOLE   SHARED  NONE
--------------          -----     ------        -----     -------   ---  ----   ----    ----     ----   ------  ----
AMR Corp./DE             COM     001765106     191,400    10,000    SH         OTHER   (1),(2)  10,000
Cendant Corp.            COM     151313103   1,241,600    97,000    SH         OTHER   (1),(2)  97,000
Dana Corp.               COM     235811106     429,000    27,500    SH         OTHER   (1),(2)  27,500
General Motors Corp.     COM     370442105   2,316,600    54,000    SH         OTHER   (1),(2)  54,000
Microsoft Corp.          COM     594918104   2,046,800    40,000    SH         OTHER   (1),(2)  40,000
Nasdaq 100 Shares        COM     631100104     869,400    30,000    SH         OTHER   (1),(2)  30,000
Verisign, Inc.           COM     92343E102     314,250     7,500    SH         OTHER   (1),(2)   7,500
                                             ---------
TOTAL                                        7,409,050
                                             =========
